Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party ) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, J.P. Morgan Securities LLC, and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the GSJP Trust 2026-BHR4, Commercial Mortgage Pass-Through Certificates, Series 2026-BHR4 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 4 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of November 9, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 3, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	GSJP 2026-BHR4 Accounting Tape v16.xlsx (provided on November 3, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document, exhibit, or matrix.

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document, exhibit, or matrix.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Franchise Agreement” refers to a signed or draft franchise agreement and any amendments or exhibits thereof.
●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
●	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 19, 2026 through November 3, 2026, the Company provided us with the Source Documents related to the Collateral for which:

●	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or

●	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. The attributes are listed in Exhibit A as a “None - Company Provided”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

November 3, 2026

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	None - Company Provided	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units, Pads, Rooms, Sq Ft	Underwriting File	None
19	Unit Description	Underwriting File	None
20	Loan Per Unit ($)	Recalculation	None
21	Mortgage Loan Original Balance ($)	Loan Agreement	None
22	Allocated Mortgage Loan Cut-off Date Balance ($)	Loan Agreement	None
23	% of Initial Loan Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	Recalculation	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Net Mortgage Loan Rate	Recalculation	None
28	Mortgage Loan Interest Rate (At SOFR Cap)	None - Company Provided	None
29	Margin	None - Company Provided	None
30	Mortgage Loan Index	Loan Agreement	None
31	Assumed SOFR	None - Company Provided	None
32	SOFR Rounding Methodology	Loan Agreement	None
33	Float Rate Change Frequency (Mos)	Loan Agreement	None
34	SOFR Floor	Loan Agreement	None

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	SOFR Strike Cap	None - Company Provided	None
36	Extension Term Strike Rate	Loan Agreement	None
37	SOFR Cap Expiration	None - Company Provided	None
38	SOFR Cap Counterparty	None - Company Provided	None
39	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
40	Mortgage Loan Annual Debt Service at SOFR Cap ($)	None - Company Provided	None
41	Underwritten NCF DSCR (x) at SOFR Cap	None - Company Provided	None
42	SOFR Lookback Days	Loan Agreement	None
43	Extension Options (Y/N)	Loan Agreement	None
44	Extension Options (#/Mos)	Loan Agreement	None
45	Extension Spread Increase Description	Loan Agreement	None
46	First Extension Fee	Loan Agreement	None
47	Second Extension Fee	Loan Agreement	None
48	Third Extension Fee	Loan Agreement	None
49	Fully Extended Original Term	Recalculation	None
50	Fully Extended Remaining Term	Recalculation	None
51	Fully Extended Maturity Date	Loan Agreement	None
52	Fully Extended Amortization Term	Not Applicable*	None
53	Mortgage Loan Monthly Payment ($)	Recalculation	None
54	Mortgage Loan Annual Debt Service ($)	Recalculation	None
55	Interest Accrual Method	Loan Agreement	None
56	Interest Accrual Period	Loan Agreement	None
57	Origination Date	None - Company Provided	None
58	First Due Date	Loan Agreement	None
59	Last IO Due Date	Loan Agreement	None
60	First P&I Due Date	Not Applicable*	None
61	Maturity Date	Loan Agreement	None
62	Due Date	Loan Agreement	None
63	Grace Period- Late Fee	Loan Agreement	None
64	Grace Period- Default	Loan Agreement	None
65	Amortization Type	Loan Agreement	None
66	Original Interest-Only Period (Mos.)	Recalculation	None
67	Remaining Interest-Only Period (Mos.)	Recalculation	None
68	Original Term To Maturity (Mos.)	Recalculation	None
69	Remaining Term To Maturity (Mos.)	Recalculation	None
70	Original Amortization Term (Mos.)	Not Applicable*	None

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
71	Remaining Amortization Term (Mos.)	Not Applicable*	None
72	Seasoning	Recalculation	None
73	Mortgage Loan Balloon Balance ($)	Recalculation	None
74	Lockbox	Loan Agreement	None
75	Cash Management	Loan Agreement	None
76	Cash Management Triggers	Loan Agreement	None
77	Performance Test Trigger Level	Loan Agreement	None
78	Cross-Collateralized (Y/N)	Loan Agreement	None
79	Crossed Group	Not Applicable*	None
80	Lockout Period	Loan Agreement	None
81	Lockout Expiration Date	Loan Agreement	None
82	Prepayment Begin Date	Loan Agreement	None
83	Prepayment End Date	Loan Agreement	None
84	Open Period Begin Date	Loan Agreement	None
85	Open Period (Payments)	Recalculation	None
86	Prepayment Type	Loan Agreement	None
87	Prepayment Provision	Loan Agreement	None
88	Partially Prepayable without Penalty	Loan Agreement	None
89	Partially Prepayable without Penalty Description	Loan Agreement	None
90	Partial Collateral Release Description	Loan Agreement	None
91	Yield Maintenance Index	Not Applicable*	None
92	Yield Maintenance Discount	Not Applicable*	None
93	Yield Maintenance Margin	Not Applicable*	None
94	Yield Maintenance Calculation Method	Not Applicable*	None
95	Day of Month Prepayment Permitted	Loan Agreement	None
96	Due on Sale	Loan Agreement	None
97	Due on Encumbrance	Loan Agreement	None
98	Other Subordinate Debt Balance ($)	None - Company Provided	None
99	Other Subordinate Debt Type	None - Company Provided	None
100	Future Debt Allowed?	Loan Agreement	None
101	Mortgage Assumable?	Loan Agreement	None
102	Assumption Fee	Loan Agreement	None
103	Appraiser Designation	Appraisal Report	None
104	Appraisal FIRREA (Y/N)	Appraisal Report	None
105	As-Is Appraisal Date	Appraisal Report	None
106	As-Is Appraised Value ($)	Appraisal Report	None

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
107	As-Stabilized Appraisal Date	Appraisal Report	None
108	As-Stabilized Appraised Value ($)	Appraisal Report	None
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
110	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
111	Single Tenant (Y/N)	Not Applicable*	None
112	Engineering Report Date	Engineering Report	None
113	Environmental Phase I Report Date	Environmental Report	None
114	Environmental Phase II Report Date	Environmental Report	None
115	PML or SEL (%)	Seismic Report	None
116	Seismic Report Date	Seismic Report	None
117	Earthquake Insurance Required (Y/N)	Loan Agreement	None
118	Terrorism Insurance Required (Y/N)	Loan Agreement	None
119	Environmental Insurance Required (Y/N)	Loan Agreement	None
120	Blanket Insurance Policy (Y/N)	Insurance Summary	None
121	Lien Position	Title Policy	None
122	Ownership Interest	Title Policy	None
123	Condominium Present?	Loan Agreement	None
124	Ground Lease (Y/N)	Title Policy	None
125	Annual Ground Lease Payment ($)	Not Applicable*	None
126	Ground Lease Expiration Date	Not Applicable*	None
127	Ground Lease Extension (Y/N)	Not Applicable*	None
128	# of Ground Lease Extension Options	Not Applicable*	None
129	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
130	2023 EGI Date	Underwriting File	None
131	2023 EGI ($)	Underwriting File	$1.00
132	2023 Expenses ($)	Underwriting File	$1.00
133	2023 NOI ($)	Underwriting File	$1.00
134	2023 Replacement / FF&E Reserve ($)	Underwriting File	$1.00
135	2023 NCF ($)	Underwriting File	$1.00
136	2023 Occupancy	Underwriting File	None
137	2024 EGI Date	Underwriting File	None
138	2024 EGI ($)	Underwriting File	$1.00
139	2024 Expenses ($)	Underwriting File	$1.00
140	2024 NOI ($)	Underwriting File	$1.00
141	2024 Replacement / FF&E Reserve ($)	Underwriting File	$1.00
142	2024 NCF ($)	Underwriting File	$1.00

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
143	2024 Occupancy	Underwriting File	None
144	2025 EGI Date	Underwriting File	None
145	2025 EGI ($)	Underwriting File	$1.00
146	2025 Expenses ($)	Underwriting File	$1.00
147	2025 NOI ($)	Underwriting File	$1.00
148	2025 Replacement / FF&E Reserve ($)	Underwriting File	$1.00
149	2025 NCF ($)	Underwriting File	$1.00
150	2025 Occupancy	Underwriting File	None
151	Most Recent Date (if past 2025)	Underwriting File	None
152	Most Recent # of months	Underwriting File	None
153	Most Recent Description	Underwriting File	None
154	Most Recent EGI (if past 2025) ($)	Underwriting File	$1.00
155	Most Recent Expenses (if past 2025) ($)	Underwriting File	$1.00
156	Most Recent NOI (if past 2025) ($)	Underwriting File	$1.00
157	Most Recent Replacement / FF&E Reserve (if past 2025) ($)	Underwriting File	$1.00
158	Most Recent NCF (if past 2025) ($)	Underwriting File	$1.00
159	Most Recent Occupancy	Underwriting File	None
160	Underwritten EGI ($)	Underwriting File	$1.00
161	Underwritten Expenses ($)	Underwriting File	$1.00
162	Underwritten Net Operating Income ($)	Underwriting File	$1.00
163	Underwritten NOI DSCR (x)	Recalculation	None
164	Underwritten NOI Debt Yield	Recalculation	None
165	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
166	Underwritten TI / LC ($)	Underwriting File	$1.00
167	Underwritten Other Reserve ($)	Underwriting File	$1.00
168	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
169	Underwritten NCF DSCR (x)	Recalculation	None
170	Underwritten NCF Debt Yield	Recalculation	None
171	Occupancy (%)	Underwriting File	None
172	Occupancy Date	Underwriting File	None
173	2023 ADR ($)	Underwriting File	$1.00
174	2023 RevPAR ($)	Underwriting File	$1.00
175	2024 ADR ($)	Underwriting File	$1.00
176	2024 RevPAR ($)	Underwriting File	$1.00
177	2025 ADR ($)	Underwriting File	$1.00
178	2025 RevPAR ($)	Underwriting File	$1.00

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
179	Most Recent ADR (if past 2025) ($)	Underwriting File	$1.00
180	Most Recent RevPAR (if past 2025) ($)	Underwriting File	$1.00
181	Underwritten ADR ($)	Underwriting File	$1.00
182	Underwritten RevPAR ($)	Underwriting File	$1.00
183	Upfront RE Tax Reserve ($)	Loan Agreement	None
184	Ongoing RE Tax Reserve ($)	Loan Agreement	None
185	Upfront Insurance Reserve ($)	Loan Agreement	None
186	Ongoing Insurance Reserve ($)	Loan Agreement	None
187	Upfront Replacement Reserve ($)	Loan Agreement	None
188	Ongoing Replacement Reserve ($)	Loan Agreement	None
189	Replacement Reserve Caps ($)	Loan Agreement	None
190	Upfront TI/LC Reserve ($)	Loan Agreement	None
191	Ongoing TI/LC Reserve ($)	Loan Agreement	None
192	TI/LC Caps ($)	Loan Agreement	None
193	Upfront Debt Service Reserve ($)	Loan Agreement	None
194	Ongoing Debt Service Reserve ($)	Loan Agreement	None
195	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
196	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
197	Upfront Environmental Reserve ($)	Loan Agreement	None
198	Ongoing Environmental Reserve ($)	Loan Agreement	None
199	Upfront Other Reserve ($)	Loan Agreement	None
200	Ongoing Other Reserve ($)	Loan Agreement	None
201	Other Reserve Description	Loan Agreement	None
202	Letter of Credit?	Loan Agreement	None
203	Letter of Credit Balance ($)	Loan Agreement	None
204	Letter of Credit Description	Loan Agreement	None
205	Release Provisions (Y/N)	Loan Agreement	None
206	Loan Purpose	None - Company Provided	None
207	Borrower Name	Loan Agreement	None
208	Tenant In Common (Y/N)	Loan Agreement	None
209	Sponsor	None - Company Provided	None
210	Carve-out Guarantor	Guaranty Agreement	None
211	Recourse	Guaranty Agreement	None
212	Single Purpose Borrower (Y/N)	Loan Agreement	None
213	Property Manager	Management Agreement	None
214	Hotel Franchise Flag	Franchise Agreement; Management Agreement	None

GSJP Trust 2026-BHR4	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
215	Franchise Agreement Expiration	Franchise Agreement	None
216	Hotel Management Agreement Initial Expiration Date	Management Agreement	None
217	Management Agreement Expiration Date after all Extensions	Management Agreement	None
218	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

GSJP Trust 2026-BHR4	EXHIBIT B
Loan File Review Procedures

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per Unit ($)	Quotient of (i) Allocated Mortgage Loan Cut-off Date Balance ($) and (ii) Units, Pads, Rooms, Sq Ft.
23	% of Initial Loan Balance	Quotient of (i) Allocated Mortgage Loan Cut-off Date Balance ($) and (ii) the sum of all Allocated Mortgage Loan Cut-off Date Balances ($).
25	Mortgage Loan Rate (%)	Sum of (i) Margin and (ii) Assumed SOFR.
27	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
49	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
50	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
53	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Allocated Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
54	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
66	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
67	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
68	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
69	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
72	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
73	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
85	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Allocated Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
110	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Stabilized Appraised Value ($).
163	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
164	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Allocated Mortgage Loan Cut-off Date Balance ($).

GSJP Trust 2026-BHR4	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
169	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
170	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Allocated Mortgage Loan Cut-off Date Balance ($).